DIREXION SHARES ETF TRUST

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Supplement dated November 13, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

dated April 26, 2017, as last supplemented November 6, 2017

Effective immediately, the trading symbol for the Direxion Daily Pharmaceutical & Medical Bull 3X Shares will be as follows:

Fund	New Ticker Symbol
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	PILL

For more information, please contact the Fund at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.